Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of income and comprehensive income - Parent [Member] - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating costs and expenses:
General and administrative expenses	$ (357,811)
Other income (expenses):
Income from short-term investments	696,430
Other expenses	(215)	(4,825)
Equity in earnings of subsidiaries	1,393,331	7,152,623
Net income	1,731,735	7,147,798
Foreign currency translation adjustments	492,194	797,643
Comprehensive income attributable to the Company	$ 2,223,929	$ 7,945,441